CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS - Capped Call Derivative - Key Assumptions (Details)	Dec. 31, 2025 $ / shares	Aug. 31, 2025 $ / shares
Strike price
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread, Base	2.916	2.916
Cap
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread, Base	4.32	4.32
Share price
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread, Base	2.63	2.14
Volatility for shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread, Base	76.6	62.1
Risk free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread, Base	3.54	3.58
Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread, Base	0.55	0.6